CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities:
Net loss	$ (10,335,464)	$ (6,911,315)	$ (8,723,189)	$ (10,520,775)	$ (11,290,907)
Adjustments to reconcile net loss to net cash used in operating activities-continuing operations:
Depreciation and amortization	2,790,934	3,342,548	4,369,841	4,610,265	4,172,436
Loss on sale of discontinued operations			0	0	448,675
Impairment on intangibles and other long-lived assets			0	0	934,611
Loss on disposal of property and equipment	(938)		2,306	904	4,658
Provision for doubtful accounts			118,892	93,741	137,766
Stock options issued to consultants for services	46,000	92,908	102,532	54,181	92,501
Stock-based compensation	231,874	438,553	581,900	1,207,845	1,303,037
Change in fair value of warrants (see Note 1)	1,441,672	132,795	(197,098)	808,786	0
Changes in operating assets and liabilities, net of effects from discontinued operations:
Accounts receivable	(4,929)	291,335	588,565	2,172,169	238,166
Inventories	1,415,714	(607,423)	733,138	1,995,795	(63,946)
Prepaid expenses and other assets	(890,462)	(662,147)	890,131	524,123	932,306
Accounts payable	2,666,566	(549,253)	(1,362,685)	(1,968,726)	1,569,815
Accrued compensation and related expenses	(311,597)	(269,221)	649,417	(389,713)	(93,889)
Other accrued liabilities	543,505	212,852	168,477	317,798	190,058
Interest accrued on convertible debt	1,654,960	1,399,771	1,906,101	1,219,200	0
Customer deposit	0	255,444
Deferred revenues	276,444	4,350	(116,314)	(762,267)	130,643
Net cash provided by (used in) operating activities-continuing operations			106,210	(2,254,246)	(1,294,070)
Net cash provided by operating activities-discontinued operations			0	0	584,838
Net cash provided by (used in) operating activities	(1,504,672)	(816,822)	106,210	(2,254,246)	(709,232)
Cash Flows From Investing Activities:
Purchases of property and equipment	72,612	85,213	(112,619)	(137,434)	(261,822)
Lasers placed into service	201,378	(1,137,166)	(422,195)	(1,940,810)	(5,089,137)
Lasers removed from service	422,514	504,164
Proceeds from disposition of discontinued operations			0	0	3,149,736
Deferred costs on proposed acquisition			0	0	(564,930)
Acquisition costs, net of cash received	0	(504,164)	(96,514)	(12,578,022)	0
Net cash used in investing activities-continuing operations			(631,328)	(14,656,266)	(2,766,153)
Net cash used in investing activities-discontinued operations			0	0	(68,462)
Net cash used in investing activities	148,524	(814,729)	(631,328)	(14,656,266)	(2,834,615)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock, net	88,548	3,204,000	3,773,234	2,831,472	0
Proceeds from issuance of restricted common stock			0	280	0
Registration costs	0	743,166	(754,153)	(434,836)	0
Payments on long-term debt other than line of credit			(493,627)	(415,902)	(107,376)
Payments on notes payable	242,792	346,756	0	0	(911,350)
Proceeds from term debt	0	2,500,000	2,500,000	0	0
Advances on line of credit			0	0	3,580,933
Repayments on line of credit	979,342	2,486,738	(3,198,954)	(4,717,381)	(5,236,056)
Decrease in restricted cash and cash equivalents	0	(75,228)	78,000	0	39,000
Proceeds from convertible debt			0	18,000,000	0
Proceeds from option exercise	1,036	0
Proceeds from warrant exercises	1,375,005	0
Net cash provided by (used in) financing activities-continuing operations			1,904,500	15,263,633	(2,634,849)
Net cash provided by financing activities-discontinued operations			0	0	0
Net cash provided by (used in) financing activities	242,455	2,052,112	1,904,500	15,263,633	(2,634,849)
Effect of exchange rate changes on cash	7,094	(19,713)	27,778	105,060	0
Net increase (decrease) in cash and cash equivalents	(1,106,599)	400,848	1,407,160	(1,541,819)	(6,178,696)
Cash and cash equivalents, beginning of year	3,523,948	2,116,788	2,116,788	3,658,607	9,837,303
Cash and cash equivalents, end of year	$ 2,417,349	$ 2,517,636	$ 3,523,948	$ 2,116,788	$ 3,658,607